Information on market risk and fair value of financial assets and liabilities (telecom activities) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	€ 408	€ (520)	€ 144
Fair value of derivative assets	690	283	570
Fair value of derivative liabilities	(282)	(803)	(426)
Amount of cash collateral paid/(received)	(362)	611	(138)
Amount of cash collateral paid	27	642	123
Amount of cash collateral received	(389)	(31)	(261)
Residual exposure to counterparty risk	46	91	7
Non collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	(3)	10	(6)
Fair value of derivative assets		11	3
Fair value of derivative liabilities	€ (3)	€ (1)	€ (10)